15. INTANGIBLE ASSETS (Details 2)	Dec. 31, 2019
Disclosure of detailed information about intangible assets [line items]
Apreciation (devaluation) before	1.00%
Apreciation (devaluation) variations	0.00%
Apreciation (devaluation) after	(1.00%)
BRAZIL CGU [Member]
Disclosure of detailed information about intangible assets [line items]
WACC,before	10.83%
WACC, variations	9.83%
WACC, after	8.83%
EBIT MARGIN, before	11.27%
EBIT MARGIN, variation	10.27%
EBIT MARGIN,after	9.27%
International [Member]
Disclosure of detailed information about intangible assets [line items]
WACC,before	10.21%
WACC, variations	9.21%
WACC, after	8.21%
EBIT MARGIN, before	12.07%
EBIT MARGIN, variation	11.07%
EBIT MARGIN,after	10.07%